Restricted Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Restricted Investments
Restricted Investments
Pursuant to the regulations governing our Health Plans segment subsidiaries, we maintain statutory deposits and deposits required by government authorities in certificates of deposit and U.S. treasury securities. We also maintain restricted investments as protection against the insolvency of certain capitated providers. The following table presents the balances of restricted investments:

	June 30, 2016	December 31, 2015
	(In millions)
Florida	$28	$34
Illinois	3	—
Michigan	1	1
New Mexico	43	43
Ohio	12	12
Puerto Rico	10	10
Texas	4	4
Utah	4	4
Wisconsin	1	1
Other	1	—
Total Health Plans segment	$107	$109

The contractual maturities of our held-to-maturity restricted investments as of June 30, 2016 are summarized below:

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$106	$106
Due after one year through five years	1	1
	$107	$107

Restricted Investments
Restricted Investments
Pursuant to the regulations governing our Health Plans segment subsidiaries, we maintain statutory deposits and deposits required by government authorities in certificates of deposit and U.S. treasury securities. We also maintain restricted investments as protection against the insolvency of certain capitated providers. In connection with a Molina Medicaid Solutions segment state contract, we maintained restricted investments as collateral for a letter of credit as of December 31, 2014. The following table presents the balances of restricted investments:

	December 31,
	2015	2014
	(In millions)
Florida	$34	$29
Michigan	1	1
New Mexico	43	35
Ohio	12	13
Puerto Rico	10	5
South Carolina	—	6
Texas	4	3
Utah	4	4
Wisconsin	1	—
Other	—	1
Total Health Plans segment	109	97
Molina Medicaid Solutions segment	—	5
	$109	$102

The contractual maturities of our held-to-maturity restricted investments as of December 31, 2015 are summarized below.

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$100	$100
Due one year through five years	9	9
	$109	$109